John Hancock Variable Insurance Trust

Supplement dated October 1, 2016

to the Statement of Information (the “SAI”) dated May 1, 2016

Effective October 1, 2016 Milliman Financial Risk Management LLC will no longer provide consulting services to the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC relating to Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, and Lifestyle Moderate MVP.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.